Stockholders' Deficiency (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding, December 31, 2013	2,812,498
Number of Warrants, Granted	6,090,661
Number of Warrants, Exercised	0
Number of Warrants, Forfeited	0
Number Of Warrants, Outstanding, June 30, 2014	8,903,159
Number of Warrants, Exercisable, June 30, 2014	6,859,324
Weighted Average Exercise Price, Outstanding, December 31, 2013	$ 0.21
Weighted Average Exercise Price, Granted	$ 0.75
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited	$ 0
Weighted Average Exercise Price, Outstanding, June 30, 2014	$ 0.58
Weighted Average Exercise Price, Exercisable, June 30, 2014	$ 0.75
Weighted Average Remaining Life In Years, Outstanding, June 30, 2014	5 years 1 month 6 days
Weighted Average Remaining Life In Years, Exercisable, June 30, 2014	4 years 8 months 12 days
Intrinsic Value, Outstanding, June 30, 2014	$ 815,490
Intrinsic Value, Exercisable, June 30, 2014	$ 0